ACCOUNTS PAYABLE (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable
Accrued payables	$ 115,388	$ 96,743
Accounts payable - trade	174,657	117,235
Total accounts payable	$ 290,045	$ 213,978